Annual Fund Operating Expenses - Eaton Vance Floating-Rate Municipal Income Fund	Mar. 31, 2020
Advisers Class
Prospectus [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.59%
Class A
Prospectus [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.59%
Class I
Prospectus [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.44%